Transamerica Long Credit Expense Example - Retail Class [Member] - Transamerica Long Credit	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 562
Expense Example, with Redemption, 3 Years	745
Expense Example, with Redemption, 5 Years	944
Expense Example, with Redemption, 10 Years	1,518
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	865
Expense Example, with Redemption, 10 Years	1,887
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	380
Expense Example, with Redemption, 10 Years	854
I2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	326
Expense Example, with Redemption, 10 Years	735
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	326
Expense Example, with Redemption, 10 Years	$ 735